Annual Fund Operating Expenses - Investor A, Institutional - BlackRock Liquid Environmentally Aware Fund	Nov. 27, 2020
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.06%	[2]
Other Expenses (as a percentage of Assets):	0.16%	[1],[2],[3]
Expenses (as a percentage of Assets)	0.51%	[3]
Fee Waiver or Reimbursement	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	0.45%	[4]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.03%	[2]
Other Expenses (as a percentage of Assets):	0.13%	[1],[2],[3]
Expenses (as a percentage of Assets)	0.23%	[3]
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.20%	[4]

[1]	Administration Fee has been restated to reflect current fees.
[2]	Miscellaneous Other Expenses have been restated to reflect current fees.
[3]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[4]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 28, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.00% for Investor A Shares and Institutional Shares through November 30, 2031. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.